Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary shares at 1 January, net of treasury shares		1,959	1,957
Effect of stock lending		30	22
Effect of delivery of treasury shares		6	1
Weighted average number of ordinary and restricted shares at 30 June		1,995	1,980
Effect of share options, warrants and restricted stock units		39	31
Weighted average number of ordinary and restricted shares (diluted) at 30 June	[1]	1,995	2,011
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev		$ 76	$ 4,714
Exceptional items, before taxes (refer to Note 7)		(2,796)	(103)
Exceptional finance income/(cost), before taxes (refer to Note 8)		(1,388)	1,201
Exceptional taxes (refer to Note 7)		107	(5)
Exceptional non-controlling interest (refer to Note 7)		46	12
Profit from discontinued operations		2,055	236	[2]
Profit attributable to equity holders of AB InBev		(1,900)	6,055	[2]
Profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev		1,805	3,593
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 8)		(1,724)	1,124
Hyperinflation impacts		(5)	(3)
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev		$ 76	$ 4,714

[1]	In accordance with the guidance provided by IAS 33 Earnings per Share, for the 2020 calculation of Diluted EPS from continuing and discontinued operations and Diluted EPS from continuing operations these share options are anti-dilutive and have been disregarded.
[2]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.